lNTANGlBLE ASSETS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
lNTANGlBLE ASSETS

7.	lNTANGlBLE ASSETS

The Company’s intangible assets and their carrying amounts are detailed as follows:

	March 31, 2026
	Software	Total
	$	$
Gross carrying amount
Balance as at December 31, 2025	8,394,729	8,394,729
Additions	-	-
Under development	60,661	60,661
Acquired	760	760
Balance as at March 31, 2026	8,456,150	8,456,150

Depreciation and impairment
Balance as at December 31, 2025	922,303	922,303
Depreciation	59,058	59,058
Balance as at March 31, 2026	981,361	981,361
Carrying amount as at March 31, 2026	7,474,788	7,474,788

	December 31, 2025
	Software	Trademarks	Total
	$	$	$
Gross carrying amount
Balance as at December 31, 2024	8,160,650	44,244	8,204,894
Additions	-	-	-
Under development	231,302	—	231,302
Acquired	2,777	—	2,777
Write-off	-	(44,244)	(44,244)
Balance as at December 31, 2025	8,394,729	-	8,394,729

Depreciation and impairment
Balance as at December 31, 2024	872,162	—	872,162
Depreciation	50,141	—	50,141
Balance as at December 31, 2025	922,303		922,303
Carrying amount as at December 31, 2025	7,472,426		7,472,426